    THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
            WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2002.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               -------------

Check here if Amendment [X]; Amendment Number:  3
                                                --

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Inc.
               -----------------------
Address:       1440 Kiewit Plaza
               -----------------------
               Omaha, NE 68131
               -----------------------

Form 13F File Number: 28- 4545
                          ----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -----------------------
Title:         Vice President
               -----------------------
Phone:         402-346-1400
               -----------------------

Signature, Place, and Date of Signing:

/s/ Marc D. Hamburg     Omaha, NE                       August 14, 2002
----------------------  ------------------------------  ---------------
[Signature]             [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number   Name
   28- 5194               General Re - New England Asset Management, Inc.
      ------              -----------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      18
                                                  ------------

Form 13F Information Table Entry Total:                  1
                                                  -------------

Form 13F Information Table Value Total:        $   462,848
                                                 --------------
                                                     (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  NO.   FORM 13F FILE NUMBER   NAME
  --    --------------------   -----
   1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
   2.   28-5676                BHG Life Insurance Co.
   3.   28-719                 Blue Chip Stamps
   4.   28-554                 Buffett, Warren E.
   5.   28-1517                Columbia Insurance Co.
   6.   28-2226                Cornhusker Casualty Co.
   7.   28-6102                Cypress Insurance Co.
   8.   28-852                 GEICO Corp.
   9.   28-101                 Government Employees Ins. Corp.
  10.   28-1066                National Fire & Marine
  11.   28-718                 National Indemnity Co.
  12.   28-5006                National Liability & Fire Ins. Co.
  13.   28-6104                Nebraska Furniture Mart
  14.   28-717                 OBH Inc.
  15.   28-2740                Plaza Investment Managers
  16.   28-1357                Wesco Financial Corp.
  17.   28-3091                Wesco Financial Ins. Co.
  18.   28-3105                Wesco Holdings Midwest, Inc.


                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2001

                                                                           Column 6
                                                                      Investment Discretion                        Column 8
                                              Column 4   Column 5   --------------------------                 Voting Authority
                       Column 2  Column 3      Market    Shares or                     (c)      Column 7   ------------------------
Column 1               Title of  CUSIP         Value     Principal  (a)   (b)Shared-  Shared-    Other     (a)        (b)      (c)
Name of Issuer          Class    Number   (In Thousands)  Amount    Sole   Defined    Other     Managers   Sole      Shared   None
--------------         -------- --------  ------------- ---------   ----   ---------   ------    --------  -----     ------   -----
Costco Wholesale Corp.  Com     22160K 10 5    462,848   11,267,000          X                  4,11,14    11,267,000
                                               -------
                        GRAND TOTAL           $462,848
                                               =======